T. ROWE PRICE U.S. Equity Research Fund
March 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.0%
COMMUNICATION SERVICES 11.4%
Diversified Telecommunication Services 0.9%
AT&T  1,112,429 33,673
Verizon Communications  453,080 26,347
60,020
Entertainment 1.8%
Electronic Arts  124,180 16,810
Netflix (1) 113,134 59,018
Playtika Holding (1) 115,584 3,145
Walt Disney (1) 240,537 44,384
123,357
Interactive Media & Services 6.7%
Alphabet, Class A (1) 50,276 103,695
Alphabet, Class C (1) 86,738 179,429
Facebook, Class A (1) 598,458 176,264
459,388
Media 1.8%
Charter Communications, Class A (1) 34,840 21,497
Comcast, Class A  1,456,011 78,785
DISH Network, Class A (1) 42,777 1,548
Liberty Broadband, Class C (1) 126,358 18,973
120,803
Wireless Telecommunication Services 0.2%
T-Mobile U.S. (1) 119,906 15,023
15,023
Total Communication Services 778,591
CONSUMER DISCRETIONARY 12.4%
Auto Components 0.4%
Aptiv (1) 101,228 13,959
Magna International  168,346 14,821
28,780
Automobiles 1.1%
Ferrari  86,133 18,026
General Motors  93,278 5,360
Tesla (1) 78,730 52,586
75,972
Hotels, Restaurants & Leisure 2.6%
Airbnb, Class A (1) 14,083 2,647

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
Booking Holdings (1) 11,690 27,236
Chipotle Mexican Grill (1) 2,420 3,438
Domino's Pizza  7,704 2,833
Hilton Worldwide Holdings (1) 131,310 15,878
Las Vegas Sands  129,012 7,839
Marriott International, Class A (1) 138,402 20,499
McDonald's  197,030 44,162
Starbucks  212,343 23,203
Wynn Resorts (1) 120,318 15,084
Yum! Brands  165,790 17,935
180,754
Household Durables 0.2%
NVR (1) 2,264 10,665
10,665
Internet & Direct Marketing Retail 4.2%
Amazon.com (1) 93,120 288,121
DoorDash, Class A (1) 23,076 3,026
291,147
Multiline Retail 0.4%
Dollar General  77,887 15,782
Dollar Tree (1) 81,331 9,309
25,091
Specialty Retail 2.7%
AutoZone (1) 7,294 10,243
Burlington Stores (1) 38,664 11,553
CarMax (1) 61,167 8,114
Home Depot  240,428 73,391
Lowe's  121,168 23,044
O'Reilly Automotive (1) 32,596 16,534
Ross Stores  194,698 23,346
TJX  200,589 13,269
Ulta Beauty (1) 24,602 7,606
187,100
Textiles, Apparel & Luxury Goods 0.8%
NIKE, Class B  341,773 45,418
VF  129,924 10,384
55,802
Total Consumer Discretionary 855,311
CONSUMER STAPLES 5.5%
Beverages 1.7%
Coca-Cola  978,244 51,563

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
Keurig Dr Pepper  436,057 14,988
Monster Beverage (1) 114,735 10,451
PepsiCo  302,589 42,801
119,803
Food & Staples Retailing 0.9%
Costco Wholesale  97,042 34,205
Walmart  182,376 24,772
58,977
Food Products 0.8%
Conagra Brands  363,540 13,669
Darling Ingredients (1) 32,545 2,395
Mondelez International, Class A  505,803 29,604
Tyson Foods, Class A  148,763 11,053
56,721
Household Products 1.1%
Clorox  20,353 3,926
Colgate-Palmolive  102,301 8,064
Procter & Gamble  457,868 62,009
73,999
Personal Products 0.2%
Estee Lauder, Class A  52,028 15,132
15,132
Tobacco 0.8%
Altria Group  406,027 20,772
Philip Morris International  401,462 35,626
56,398
Total Consumer Staples 381,030
ENERGY 2.6%
Energy Equipment & Services 0.3%
Halliburton  967,331 20,759
20,759
Oil, Gas & Consumable Fuels 2.3%
Chevron  237,977 24,938
ConocoPhillips  899,605 47,652
EOG Resources  303,868 22,040
Exxon Mobil  416,913 23,276
Hess  194,924 13,793
Marathon Petroleum  178,785 9,563
Pioneer Natural Resources  24,893 3,953

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
TOTAL, ADR  224,533 10,450
155,665
Total Energy 176,424
FINANCIALS 11.8%
Banks 5.1%
Bank of America  2,207,070 85,391
Citizens Financial Group  385,600 17,024
Fifth Third Bancorp  1,161,415 43,495
Huntington Bancshares  2,042,100 32,102
JPMorgan Chase  189,375 28,829
PNC Financial Services Group  260,036 45,613
Signature Bank  49,792 11,258
Wells Fargo  2,293,753 89,617
353,329
Capital Markets 2.7%
Apollo Global Management  83,100 3,906
Bank of New York Mellon  136,587 6,459
Cboe Global Markets  97,142 9,587
Charles Schwab  549,612 35,824
CME Group  94,378 19,275
Goldman Sachs Group  117,572 38,446
Intercontinental Exchange  120,271 13,432
Invesco  99,895 2,519
KKR  206,506 10,088
Morgan Stanley  349,974 27,179
Raymond James Financial  25,878 3,172
S&P Global  19,783 6,981
State Street  29,453 2,474
Tradeweb Markets, Class A  124,311 9,199
188,541
Consumer Finance 0.4%
Capital One Financial  189,895 24,160
24,160
Diversified Financial Services 1.5%
Berkshire Hathaway, Class B (1) 323,333 82,602
Equitable Holdings  570,214 18,600
Voya Financial  81,300 5,174
106,376
Insurance 2.1%
American International Group  651,858 30,122
Chubb  196,667 31,068
Hartford Financial Services Group  318,580 21,278

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
Marsh & McLennan  14,915 1,817
MetLife  373,622 22,712
Progressive  138,966 13,287
RenaissanceRe Holdings  21,400 3,429
Travelers  45,160 6,792
Willis Towers Watson  57,848 13,240
143,745
Total Financials 816,151
HEALTH CARE 12.5%
Biotechnology 2.1%
AbbVie  673,921 72,932
Amgen  92,051 22,903
Biogen (1) 44,202 12,365
Incyte (1) 95,995 7,802
Regeneron Pharmaceuticals (1) 13,444 6,361
Seagen (1) 27,282 3,788
Vertex Pharmaceuticals (1) 84,558 18,171
144,322
Health Care Equipment & Supplies 3.0%
Abbott Laboratories  228,797 27,419
Becton Dickinson & Company  181,742 44,190
Cooper  9,661 3,711
Danaher  140,604 31,647
Hologic (1) 165,072 12,278
Intuitive Surgical (1) 63,453 46,888
Medtronic  86,913 10,267
Stryker  111,227 27,093
203,493
Health Care Providers & Services 2.8%
Anthem  69,170 24,829
Centene (1) 336,753 21,522
Cigna  144,623 34,961
CVS Health  171,241 12,882
HCA Healthcare  93,195 17,552
Humana  37,228 15,608
McKesson  19,486 3,801
UnitedHealth Group  159,231 59,245
190,400
Life Sciences Tools & Services 1.0%
Agilent Technologies  184,917 23,510
Thermo Fisher Scientific  99,648 45,478
68,988

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
Pharmaceuticals 3.6%
AstraZeneca, ADR  676,979 33,660
Elanco Animal Health (1) 676,204 19,914
Eli Lilly  376,685 70,372
Johnson & Johnson  292,404 48,057
Merck  314,732 24,263
Sanofi, ADR  366,746 18,139
Zoetis  203,361 32,025
246,430
Total Health Care 853,633
INDUSTRIALS & BUSINESS SERVICES 8.9%
Aerospace & Defense 1.4%
Boeing (1) 130,324 33,196
L3Harris Technologies  95,129 19,281
Teledyne Technologies (1) 46,730 19,330
Textron  378,085 21,203
TransDigm Group (1) 4,142 2,435
95,445
Air Freight & Logistics 1.1%
FedEx  116,253 33,021
United Parcel Service, Class B  232,128 39,459
72,480
Airlines 0.2%
United Airlines Holdings (1) 232,803 13,395
13,395
Building Products 0.1%
Johnson Controls International  71,741 4,281
4,281
Commercial Services & Supplies 0.3%
Waste Connections  167,254 18,060
18,060
Industrial Conglomerates 2.2%
3M  112,392 21,656
General Electric  5,024,468 65,971
Honeywell International  165,760 35,982
Roper Technologies  71,945 29,018
152,627
Machinery 2.1%
Cummins  117,227 30,375
Flowserve  162,596 6,310

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
Fortive  300,589 21,234
Illinois Tool Works  16,098 3,566
Ingersoll Rand (1) 268,814 13,228
Otis Worldwide  304,701 20,857
PACCAR  285,213 26,502
Parker-Hannifin  50,253 15,851
Snap-on  26,274 6,063
143,986
Professional Services 0.7%
Clarivate (1) 217,458 5,739
CoStar Group (1) 6,884 5,658
Equifax  116,700 21,138
Leidos Holdings  161,086 15,509
48,044
Road & Rail 0.8%
CSX  223,018 21,503
JB Hunt Transport Services  82,550 13,874
Norfolk Southern  79,110 21,243
56,620
Total Industrials & Business Services 604,938
INFORMATION TECHNOLOGY 26.4%
Communications Equipment 1.0%
Cisco Systems  1,061,746 54,903
Motorola Solutions  80,810 15,196
70,099
Electronic Equipment, Instruments & Components 0.8%
Amphenol, Class A  460,861 30,403
CDW  67,901 11,255
Keysight Technologies (1) 26,049 3,735
Trimble (1) 104,900 8,160
53,553
IT Services 6.0%
Accenture, Class A  158,891 43,894
Broadridge Financial Solutions  8,483 1,299
Cognizant Technology Solutions, Class A  277,419 21,672
Fidelity National Information Services  281,239 39,545
Fiserv (1) 460,075 54,767
FleetCor Technologies (1) 90,873 24,411
Global Payments  185,070 37,306
Mastercard, Class A  184,213 65,589
PayPal Holdings (1) 42,565 10,337
Snowflake, Class A (1) 12,566 2,881

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
VeriSign (1) 78,416 15,586
Visa, Class A  443,211 93,841
411,128
Semiconductors & Semiconductor Equipment 5.1%
Advanced Micro Devices (1) 532,787 41,824
Analog Devices  12,300 1,907
Applied Materials  38,165 5,099
Broadcom  94,411 43,775
Lam Research  6,177 3,677
Marvell Technology Group  10,357 507
Maxim Integrated Products  69,375 6,339
Microchip Technology  220,713 34,259
Micron Technology (1) 441,196 38,918
Monolithic Power Systems  6,613 2,336
NVIDIA  102,167 54,550
QUALCOMM  319,975 42,425
Texas Instruments  287,046 54,249
Xilinx  176,457 21,863
351,728
Software 7.9%
Citrix Systems  126,994 17,825
Fortinet (1) 21,414 3,949
Intuit  76,597 29,341
Microsoft  1,597,045 376,536
NortonLifeLock  1,221,933 25,978
salesforce.com (1) 324,456 68,743
Workday, Class A (1) 32,014 7,953
Zoom Video Communications, Class A (1) 47,500 15,261
545,586
Technology Hardware, Storage & Peripherals 5.6%
Apple  3,128,560 382,154
382,154
Total Information Technology 1,814,248
MATERIALS 2.3%
Chemicals 1.8%
Albemarle  26,654 3,894
Celanese  51,570 7,726
CF Industries Holdings  75,222 3,414
International Flavors & Fragrances  80,464 11,234
Linde  149,998 42,020
PPG Industries  83,862 12,601
RPM International  29,656 2,724

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
Sherwin-Williams  40,623 29,980
Westlake Chemical  94,716 8,410
122,003
Containers & Packaging 0.5%
International Paper  165,106 8,927
Packaging Corp. of America  54,332 7,307
Sealed Air  363,318 16,647
Westrock  89,852 4,677
37,558
Total Materials 159,561
REAL ESTATE 2.3%
Equity Real Estate Investment Trusts 2.2%
Alexandria Real Estate Equities, REIT  23,757 3,903
American Tower, REIT  121,023 28,932
Apartment Income REIT, REIT  106,302 4,546
AvalonBay Communities, REIT  84,524 15,596
Camden Property Trust, REIT  45,800 5,034
Crown Castle International, REIT  20,700 3,563
Equinix, REIT  25,689 17,458
Equity LifeStyle Properties, REIT  46,299 2,946
Equity Residential, REIT  122,649 8,785
Prologis, REIT  248,256 26,315
Public Storage, REIT  10,463 2,582
SBA Communications, REIT  6,236 1,731
Simon Property Group, REIT  37,646 4,283
Sun Communities, REIT  18,677 2,802
Welltower, REIT  205,613 14,728
Weyerhaeuser, REIT  160,227 5,704
148,908
Real Estate Management & Development 0.1%
Opendoor Technologies (1) 235,548 4,991
4,991
Total Real Estate 153,899
UTILITIES 2.9%
Electric Utilities 1.4%
American Electric Power  120,263 10,186
Entergy  139,474 13,873
Evergy  85,500 5,090
NextEra Energy  427,187 32,300
Southern  533,506 33,163
94,612

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
Gas Utilities 0.0%
Atmos Energy  25,485 2,519
2,519
Multi-Utilities 1.5%
Ameren  382,586 31,127
DTE Energy  110,606 14,726
Public Service Enterprise Group  222,033 13,369
Sempra Energy  287,473 38,113
WEC Energy Group  81,174 7,597
104,932
Total Utilities 202,063
Total Common Stocks (Cost $4,786,563) 6,795,849
SHORT-TERM INVESTMENTS 0.9%
Money Market Funds 0.8%
T. Rowe Price Treasury Reserve Fund, 0.04% (2)(3) 56,492,905 56,493
56,493
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 0.053%, 12/30/21 (4) 3,580,000 3,579
3,579
Total Short-Term Investments (Cost $60,071) 60,072
Total Investments in Securities 99.9%
(Cost $4,846,634) $ 6,855,921
Other Assets Less Liabilities 0.1% 9,222
Net Assets 100.0% $ 6,865,143
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
(4) At March 31, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE U.S. Equity Research Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 304 S&P 500 E-Mini Index contracts 6/21 60,304 $ 605
Net payments (receipts) of variation margin to date (327)
Variation margin receivable (payable) on open futures contracts $ 278

T. ROWE PRICE U.S. Equity Research Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Treasury Reserve Fund, 0.04% $ — # $ — $ 8 +
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
T. Rowe Price Treasury Reserve
Fund, 0.04% $ 43,920 ¤ ¤ $ 56,493 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $8 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $56,493.

T. ROWE PRICE U.S. Equity Research Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price U.S. Equity Research Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE U.S. Equity Research Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.

T. ROWE PRICE U.S. Equity Research Fund

The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F108-054Q1 03/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 6,795,849 $ — $ — $ 6,795,849
Short-Term Investments 56,493 3,579 — 60,072
Total Securities 6,852,342 3,579 — 6,855,921
Futures Contracts* 605 — — 605
Total $ 6,852,947 $ 3,579 $ — $ 6,856,526
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.